Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Purchase from related parties		¥ 0	¥ 2,910	¥ 179,055
Related Party B [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	¥ 0	¥ 2,910	¥ 179,000

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd represented the Revenue Sharing for live-video services. The amount of RMB2,910 for the year ended December 31, 2024 represented the Revenue Sharing incurred from January 1, 2024 to January 15, 2024, the date that the company was disposed.